Schedule of guarantees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings	R$ 18,680,356	R$ 23,205,332
Tax foreclosure	12,824	35,692
Others	485,933	5,462
Total	19,179,113	23,246,486
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings	15,346,375	19,877,378
Others	479,795
Total	15,826,170	19,877,378
Guarantees [member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings	3,333,981	3,327,954
Tax foreclosure	12,824	35,692
Others	6,138	5,462
Total	3,352,943	3,369,108
Guarantees [member] | Foreign Currency [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	2,750,000	3,825,000
Others	1,025
Total	2,751,025	3,825,000
Guarantees [member] | Foreign Currency [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Others	75,000
Total	R$ 75,000
Guarantees [member] | Transnordestina Logistica S A [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 09/19/2056 and Indefinite
Borrowings	R$ 2,486,926	2,478,105
Tax foreclosure	12,627	35,496
Others	3,384	3,298
Total	R$ 2,502,937	2,516,899
Guarantees [member] | C S N Cimentos [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 11/26/2023 and indefinite
Others	R$ 33
Total	R$ 33
Guarantees [member] | C S N Cimentos [Member] | Foreign Currency [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Others	R$ 1,025
Total	R$ 1,025
Guarantees [member] | Cia Siderurgica Nacional [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	05/31/2025
Others	R$ 536
Total	R$ 536
Guarantees [member] | Cia Metalurgica Prada [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Tax foreclosure	R$ 197	196
Others	244	244
Total	R$ 441	440
Guarantees [member] | C S N Energia [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 11/26/2023 and indefinite
Others	R$ 1,920	1,920
Total	R$ 1,920	1,920
Guarantees [member] | C S N Mineracao [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 12/21/2024
Borrowings	R$ 846,284	846,749
Total	R$ 846,284	846,749
Guarantees [member] | C B S [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	06/30/2024
Others	R$ 21
Total	R$ 21
Guarantees [member] | Estanho De Rondonia [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	7/15/2022
Borrowings	R$ 771	1,154
Total	R$ 771	1,154
Guarantees [member] | Minerios Nacional S A [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 09/10/2021
Borrowings		1,946
Total		1,946
Guarantees [member] | C S N Inova Ventures [Member] | Foreign Currency [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	01/28/2028
Borrowings	R$ 1,300,000	1,300,000
Total	R$ 1,300,000	1,300,000
Guarantees [member] | C S N Islands X I I [Member] | Foreign Currency [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	Perpetual
Borrowings		1,000,000
Total		1,000,000
Guarantees [member] | C S N Resources [Member] | Foreign Currency [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	Up to 04/17/2026
Borrowings	R$ 1,450,000	1,525,000
Total	R$ 1,450,000	R$ 1,525,000
Guarantees [member] | Lusosider Acos Planos [Member] | Foreign Currency [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Others	R$ 75,000
Total	R$ 75,000